Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 20,156	$ 21,433	$ 23,720
Increase related to prior year tax positions	401	0	2,084
Decrease related to prior year tax positions	(1,271)	0	(2,915)
Increase related to current year tax positions	2,931	1,588	3,065
Settlements	(369)	(347)	(182)
Lapse of statute of limitations	(2,770)	(2,518)	(4,339)
Unrecognized tax benefits at end of year	$ 19,078	$ 20,156	$ 21,433